Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000249911
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Trading Symbol	PMBS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
AssetsNet	$ 98,179,000
Holdings Count | Holding	740
Advisory Fees Paid, Amount	$ 170,000
InvestmentCompanyPortfolioTurnover	655.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$98,179
# of Portfolio Holdings	740
Portfolio Turnover Rate	655%
Total Net Management Fees Paid During the Reporting Period	$170
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	176.1%
Non-Agency Mortgage-Backed Securities	25.3%
Asset-Backed Securities	13.4%
Other Investments	0.1%
Short-Term Instruments	3.0%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(117.9%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund  since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

The Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (the "Acquired Fund") in a reorganization that occurred as of the close of business on September 20, 2024 (the “Reorganization”). Performance and financial history disclosed for the period prior to September 20, 2024 will reflect that of the Acquired Fund’s Institutional Class shares.

As part of the Reorganization, the Fund was converted from a mutual fund to an exchange-traded fund ("ETF"). As a result of this change, certain risks associated with the ETF structure were added to the Fund's principal risks. In addition, the Fund modified its principal investment strategies to engage in a written call and put strategy and, relatedly, added "Call and Put Strategy Risk" as a principal risk.

Material Fund Change Strategies [Text Block]

The Fund acquired all of the assets and liabilities of the PIMCO Mortgage-Backed Securities Fund (the "Acquired Fund") in a reorganization that occurred as of the close of business on September 20, 2024 (the “Reorganization”). Performance and financial history disclosed for the period prior to September 20, 2024 will reflect that of the Acquired Fund’s Institutional Class shares.

As part of the Reorganization, the Fund was converted from a mutual fund to an exchange-traded fund ("ETF"). As a result of this change, certain risks associated with the ETF structure were added to the Fund's principal risks. In addition, the Fund modified its principal investment strategies to engage in a written call and put strategy and, relatedly, added "Call and Put Strategy Risk" as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund  since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.400.4ETF (888.400.4383).